UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2004

Check here if Amendment |_| ; Amendment Number:
         This Amendment (Check only one.):  |_| is a restatement
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PITCAIRN COMPANY
Address:     165 Township Line Road, Suite 3000
             Jenkintown, PA  19046

13F File Number:  028-00460

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence R. Bardfeld
Title:     General Counsel
Phone:      215-881-6116

Signature, Place and Date of Signing:

\s\ Lawrence R. Bardfeld
------------------------
Lawrence R. Bardfeld           Jenkintown, Pennsylvania       August 10, 2004

Report Type:

|_|    13F HOLDINGS REPORT
|X|    13F NOTICE
|_|    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------                ----
028-01980                           Pitcairn Group L.P.
028-02426                           Pitcairn Trust Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

             Statement Pursuant to Form 13-F, General Instruction B

Pitcairn Group L.P. is reporting, on behalf of its wholly-owned subsidiary and general partner, Pitcairn Company, on those securities over which Pitcairn Company exercises investment discretion.

                                       PITCAIRN COMPANY

                                       \s\ Lawrence R. Bardfeld
                                       -------------------------------------
                                       By: Lawrence R. Bardfeld
                                           Executive Vice President,
                                           Secretary and General Counsel